Loans and Borrowings - Summary of Loans and Borrowings (Details) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Loans and borrowings:
Total loans and borrowings	$ 11,881,589	$ 11,648,320	$ 11,312,959
Loans and borrowings	11,881,589	11,648,320	11,312,959
Promissory Note
Loans and borrowings:
Total loans and borrowings	$ 11,881,589	$ 11,648,320	$ 11,312,959